Cash flow information	6 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
Cash flow information	Cash flow information

(in U.S. dollars, in thousands) (a) Reconciliation of cash and cash equivalents	As of December 31, 2025	As of June 30, 2025
Cash at bank	129,573	161,158
Deposits at call	402	393
	129,975	161,551

(in U.S. dollars, in thousands)	Six Months Ended December 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2025	2024
Loss for the period	(40,162)	(47,934)
Add/(deduct) net loss for non-cash items as follows:
Finance costs	15,083	10,790
Equity settled share-based payment	9,102	15,172
Remeasurement of warrant liabilities	4,498	11,978
Depreciation and amortization	4,309	2,081
Other cost of finance classified as financing activities	2,613	—
Loss on termination of sublease	166	—
Gain on termination of lease	(618)	—
Foreign exchange (gains)/losses	(311)	616
Remeasurement of contingent consideration	(7,641)	4,303
Restructure of short term incentive	—	6,711
Deferred tax expense/(benefit)	445	212
Adjustment for pre-launch inventory	—	(24,194)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(28,472)	17,567
Decrease/(increase) in prepayments	(1,742)	(1,198)
Decrease/(increase) in inventory	581	—
Decrease/(increase) in tax incentive recoverable	—	424
Increase/(decrease) in trade and other payables	13,730	4,710
Increase/(decrease) in provisions	(1,925)	(21,893)
Net cash outflows used in operations	(30,344)	(20,655)